Prepayments and other assets, net - Loans receivable, net (Details) - CNY (¥) ¥ in Thousands			1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 25, 2018	Dec. 25, 2017	Jun. 30, 2021	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Loans receivable, net
Loans receivable, gross				¥ 14,243	¥ 33,632
Less: allowance for doubtful loans				(4,801)	(7,644)	¥ (31,694)
Loans receivable, net				9,442	25,988
Provision of allowance for doubtful accounts						¥ 25,000
Secured loans
Loans receivable, net
Loans receivable, gross				6,719	12,070
Secured loans | Independent Third Party Trust
Loans receivable, net
Term of arrangement		1 year
Secured receivables acquired from trust
Loans receivable, net
Consideration for loans purchased	¥ 21,424
Secured receivables acquired from trust | Independent Third Party Trust
Loans receivable, net
Loans receivable, gross				6,719	12,070
Less: allowance for doubtful loans				(3,268)	(5,347)
Unsecured loans
Loans receivable, net
Loans receivable, gross				¥ 7,524	21,562
Real estate agent companies
Loans receivable, net
Loans receivable, gross			¥ 45,000
Loan original term			12 months
Interest rate on loan			6.48%
Reversal in the provision of allowance for doubtful accounts					¥ 25,000
Minimum
Loans receivable, net
Loan original term				30 days
Interest rate on loan				3.60%
Minimum | Secured loans | Independent Third Party Trust
Loans receivable, net
Percentage on loan facilitation fee		0.80%
Maximum
Loans receivable, net
Loan original term				5 years
Interest rate on loan				20.00%
Maximum | Secured loans | Independent Third Party Trust
Loans receivable, net
Percentage on loan facilitation fee		4.00%